Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Pension Obligations

(€’000)	As at 31 December,
	2019	2018
Pension obligations	398	131

Total	398	131

Summary of Defined Benefit Amounts Recognized in Balance Sheet
The amounts recognized in the balance sheet are determined as follows:

	As at 31 December,
(€‘000)	2019	2018
Present value of funded obligations	2,330	1,838
Fair value of plan assets	(1,932)	(1,706)

Deficit of funded plans	398	131
Total deficit of defined benefit pension plans	398	131
Liability in the balance sheet	398	131

Summary of Change in Defined Benefit Liability
The change in the defined benefit liability over the year is as follows:

(€‘000)	Present value of obligation	Fair value of plan assets	Total
As at 1 January 2018	1,704	1,499	204
Current service cost	190	0	190
Interest expense/(income)	36	31	5

	1,929	1,530	399

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	9	(9)
- Actuarial (Gain)/loss due to change in actuarial assumptions	(58)	0	(58)
- Actuarial (Gain)/Loss due to experience	(3)	0	(3)

	(61)	9	(70)

Employer contributions:	0	198	(198)
Benefits Paid	(31)	(31)	—

At 31 December 2018	1,838	1,707	131

As at 1 January 2019	1,838	1,707	131

Current service cost	193	0	193
Interest expense/(income)	44	31	13

	2,076	1,737	339

Remeasurements
- Return on plan assets, excluding amounts included in interest expense/(income)	—	0	—
- Actuarial (Gain)/loss due to change in actuarial assumptions	222	0	222
- Actuarial (Gain)/Loss due to experience	70	0	70

	292	—	292

Employer contributions:	0	233	(233)
Benefits Paid	(38)	(38)	—

At 31 December 2019	2,330	1,932	398

Summary of Income Statement Charge Included in Operating Profit for Post- employment Benefits
The income statement charge included in operating profit for post-employment benefits amount to:

(€‘000)	2019	2018
Current service cost	193	190
Interest expense on DBO	44	36
Expected return on plan assets	(40)	(30)

Net periodic pension cost	198	195

Summary of Remeasurements Included in Other Comprehensive Loss
The
re-measurements
included in other comprehensive loss amount to:

(€‘000)	2019	2018
Effect of changes in actuarial assumptions	222	(58)
Effect of experience adjustments	70	(3)
(Gain)/Loss on assets for the year	8	(9)

Remeasurement of post-employment benefit obligations	301	(70)